UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MILLER INCOME OPPORTUNITY TRUST

FORM N-Q

JUNE 30, 2014

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited)	June 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 81.5%
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 1.1%
General Motors Co.	26,800	$972,840

Diversified Consumer Services - 0.6%
Collectors Universe Inc.	26,500	519,135

Hotels, Restaurants & Leisure - 2.5%
DineEquity Inc.	14,000	1,112,860
McDonald’s Corp.	10,900	1,098,066

Total Hotels, Restaurants & Leisure		2,210,926

Media - 3.5%
National CineMedia Inc.	36,200	633,862
New Media Investment Group Inc.	174,200	2,457,962	*

Total Media		3,091,824

Specialty Retail - 1.5%
GameStop Corp., Class A Shares	32,900	1,331,463

TOTAL CONSUMER DISCRETIONARY		8,126,188

CONSUMER STAPLES - 2.5%
Personal Products - 1.3%
Herbalife Ltd.	17,900	1,155,266

Tobacco - 1.2%
Philip Morris International Inc.	12,700	1,070,737

TOTAL CONSUMER STAPLES		2,226,003

ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Gazprom OAO, ADR	116,400	1,014,426
HollyFrontier Corp.	15,800	690,302
LinnCo LLC	24,400	763,476

TOTAL ENERGY		2,468,204

FINANCIALS - 45.0%
Banks - 1.2%
Banco Santander SA, Sponsored ADR	102,800	1,071,176

Capital Markets - 20.6%
Apollo Global Management LLC, Class A Shares	63,900	1,771,308
Apollo Investment Corp.	181,400	1,561,854
Ares Capital Corp.	82,800	1,478,808
BGC Partners Inc., Class A Shares	196,400	1,461,216
Ellington Financial LLC	49,000	1,176,000
Fifth Street Finance Corp.	50,100	492,483
Fortress Investment Group LLC, Class A Shares	201,400	1,498,416
Hercules Technology Growth Capital Inc.	51,600	833,856
KKR & Co. LP	63,500	1,544,955
Medley Capital Corp.	32,800	428,368
MVC Capital Inc.	67,600	875,420
Oaktree Capital Group LLC	15,200	759,848
Och-Ziff Capital Management Group LLC	118,100	1,633,323
StoneCastle Financial Corp.	26,775	677,408
Triangle Capital Corp.	22,100	626,977
TriplePoint Venture Growth BDC Corp.	89,900	1,472,562

Total Capital Markets		18,292,802

Diversified Financial Services - 1.8%
Compass Diversified Holdings	90,000	1,633,500

Insurance - 2.0%
Blue Capital Reinsurance Holdings Ltd.	25,100	494,470
Validus Holdings Ltd.	32,600	1,246,624

Total Insurance		1,741,094

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 17.4%
American Capital Agency Corp.	57,700	$1,350,757
American Capital Mortgage Investment Corp.	25,000	500,500
Annaly Capital Management Inc.	58,100	664,083
Capstead Mortgage Corp.	78,000	1,025,700
Chimera Investment Corp.	400,400	1,277,276
CYS Investments Inc.	124,700	1,124,794
Ellington Residential Mortgage REIT	89,875	1,530,571
Hatteras Financial Corp.	23,300	461,573
New Residential Investment Corp.	87,500	551,250
Newcastle Investment Corp.	215,800	1,033,682
NorthStar Realty Finance Corp.	35,000	608,300
Pennymac Mortgage Investment Trust	76,700	1,682,798
Redwood Trust Inc.	40,800	794,376
Resource Capital Corp.	150,600	847,878
Starwood Property Trust Inc.	82,200	1,953,894

Total Real Estate Investment Trusts (REITs)		15,407,432

Thrifts & Mortgage Finance - 2.0%
Home Loan Servicing Solutions Ltd.	76,600	1,741,118

TOTAL FINANCIALS		39,887,122

INDUSTRIALS - 4.6%
Commercial Services & Supplies - 2.4%
Pitney Bowes Inc.	26,100	720,882
Quad Graphics Inc.	29,100	650,967
R.R. Donnelley & Sons Co.	44,300	751,328

Total Commercial Services & Supplies		2,123,177

Industrial Conglomerates - 1.0%
General Electric Co.	35,000	919,800

Trading Companies & Distributors - 1.2%
TAL International Group Inc.	23,400	1,038,024	*

TOTAL INDUSTRIALS		4,081,001

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 2.7%
Cisco Systems Inc.	44,300	1,100,855
QUALCOMM Inc.	16,500	1,306,800

Total Communications Equipment		2,407,655

IT Services - 1.9%
QIWI PLC, ADR	41,800	1,685,794

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.	18,200	1,691,326
Seagate Technology PLC	18,700	1,062,534

Total Technology Hardware, Storage & Peripherals		2,753,860

TOTAL INFORMATION TECHNOLOGY		6,847,309

MATERIALS - 2.5%
Chemicals - 2.5%
OCI Partners LP	104,300	2,216,375

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.7%
CenturyLink Inc.	28,000	1,013,600
Frontier Communications Corp.	99,000	578,160
Windstream Holdings Inc.	169,700	1,690,212

Total Diversified Telecommunication Services		3,281,972

Wireless Telecommunication Services - 1.4%
Mobile Telesystems OJSC	140,000	1,244,939

TOTAL TELECOMMUNICATION SERVICES		4,526,911
UTILITIES - 2.1%
Independent Power and Renewable Electricity Producers - 2.1%
Abengoa Yield PLC	50,000	1,891,000	*

TOTAL COMMON STOCKS (Cost - $69,861,080)		72,270,113

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES/UNITS	VALUE
MASTER LIMITED PARTNERSHIPS - 4.5%
Diversified Energy Infrastructure - 4.5%
Boardwalk Pipeline Partners LP	39,600	$732,600
Energy Transfer Partners LP	10,200	591,294
Hi-Crush Partners LP	24,000	1,573,440
Rhino Resource Partners LP	81,750	1,150,223

Total Diversified Energy Infrastructure		4,047,557

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $3,567,305)		4,047,557

PREFERRED STOCKS - 3.1%
FINANCIALS - 2.2%
Banks - 1.4%
Popular Inc.	27,000	673,650
Webster Financial Corp.	456	595,285

Total Banks		1,268,935

Real Estate Investment Trusts (REITs) - 0.8%
NorthStar Realty Finance Corp.	26,000	659,100

TOTAL FINANCIALS		1,928,035

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Iridium Communications Inc.	2,600	858,364

TOTAL PREFERRED STOCKS (Cost - $2,308,149)		2,786,399

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 3.2%
CONSUMER DISCRETIONARY - 1.5%
Multiline Retail - 1.5%
JC Penney Corp. Inc.	5.750%	2/15/18	$1,425,000	1,311,000

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
New Albertson’s Inc., Senior Bonds	7.450%	8/1/29	500,000	473,750

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Arch Coal Inc., Senior Notes	9.875%	6/15/19	700,000	596,750

INDUSTRIALS - 0.5%
Airlines - 0.5%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	1/20/18	110,319	109,977
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	8.390%	3/1/22	322,673	353,327
TOTAL INDUSTRIALS				463,304

TOTAL CORPORATE BONDS & NOTES (Cost - $2,611,979)				2,844,804

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 2.0%
Puerto Rico - 2.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Assured Guaranty	5.125%	7/1/47	$1,000,000	$989,780
Puerto Rico Highways & Transportation Authority Revenue	5.250%	7/1/36	785,000	778,932

TOTAL MUNICIPAL BONDS (Cost - $1,613,861)				1,768,712

SENIOR LOANS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
SuperMedia Inc., Term Loan B (Cost - $624,476)	1.000%	12/30/16	683,994	577,120	(a)(b)

TOTAL INVESTMENTS - 95.0% (Cost - $80,586,850#)				84,294,705
Other Assets in Excess of Liabilities - 5.0%				4,403,977

TOTAL NET ASSETS - 100.0%				$88,698,682

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition at a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Miller Income Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$72,270,113	—	—	$72,270,113
Master limited partnerships	4,047,557	—	—	4,047,557
Preferred stocks	2,786,399	—	—	2,786,399
Corporate bonds & notes	—	$2,844,804	—	2,844,804
Municipal bonds	—	1,768,712	—	1,768,712
Senior loans	—	577,120	—	577,120

Total investments	$79,104,069	$5,190,636	—	$84,294,705

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and

Notes to Schedule of Investments (unaudited) (continued)

limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,779,829
Gross unrealized depreciation	(1,071,974)

Net unrealized appreciation	$3,707,855

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2014